Schedule of Investments
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.89%
Alabama–2.60%
Alabama (State of) Economic Settlement Authority; Series 2016 A, RB	4.00%	09/15/2033	$ 2,150	$ 2,125,884
Black Belt Energy Gas District (The);
Series 2022 B-1, RB(a)	4.00%	10/01/2027	12,950	12,765,117
Series 2023 B, RB(a)	5.25%	12/01/2030	5,000	5,306,428
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	17,500	17,399,576
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(a)	4.00%	10/01/2026	7,000	6,943,703
Black Belt Energy Gas District (The) (No. 6); Series 2021 B, RB(a)	4.00%	12/01/2026	4,000	3,960,475
Black Belt Energy Gas District (The) (No. 7); Series 2021, RB(a)	4.00%	12/01/2026	15,000	14,851,781
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (1 mo. Term SOFR + 0.90%)(a)(b)	4.56%	04/01/2024	8,625	8,612,139
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(a)(b)	3.95%	04/01/2024	2,875	2,874,998
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	3,000	3,179,174
				78,019,275
Alaska–0.21%
Anchorage (Municipality of), AK; Series 2022 A, GO Bonds	5.00%	09/01/2024	1,000	1,014,230
Northern Tobacco Securitization Corp.;
Series 2021 A-1, Ref. RB	4.00%	06/01/2034	2,000	2,033,697
Series 2021 B-1, Ref. RB	4.00%	06/01/2050	3,495	3,394,787
				6,442,714
Arizona–2.42%
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Northern Nevada); Series 2022 A, RB(c)	4.50%	07/15/2029	1,250	1,171,274
Arizona State University;
Series 2014, RB	5.00%	08/01/2033	2,200	2,214,274
Series 2014, RB	5.00%	08/01/2034	3,320	3,341,541
Series 2014, RB	5.00%	08/01/2044	4,145	4,160,897
Glendale Municipal Property Corp.; Series 2012 C, Ref. RB	4.00%	07/01/2038	100	99,191
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2016 A, RB(c)	5.00%	02/15/2026	755	761,132
Marana (Town of), AZ; Series 2013, Ref. RB	5.00%	07/01/2033	1,400	1,401,284
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group);
Series 2016, Ref. RB	5.00%	01/01/2034	1,010	1,054,434
Series 2016, Ref. RB	5.00%	01/01/2035	5,000	5,208,163
Series 2017 C, RB(a)	5.00%	10/18/2024	7,590	7,690,140
Series 2023 A-1, RB(a)	5.00%	05/15/2026	5,000	5,191,259
Maricopa (County of), AZ Industrial Development Authority (Honorhealth); Series 2019 B, RB(a)	5.00%	09/01/2024	14,500	14,643,412
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(c)	3.00%	07/01/2031	625	558,663
Mesa (City of), AZ;
Series 2014, RB	4.00%	07/01/2038	13,350	13,227,515
Series 2018, RB	5.00%	07/01/2042	4,500	4,731,920
Phoenix Civic Improvement Corp.; Series 2017, Ref. RB	5.00%	07/01/2039	5,000	5,166,522
Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	715	612,695
University of Arizona Board of Regents (Social Bonds); Series 2022 A, RB	5.00%	07/01/2038	1,150	1,285,770
				72,520,086
Arkansas–0.09%
Rogers School District No. 30; Series 2019, GO Bonds	5.00%	02/01/2024	2,750	2,758,087
California–4.43%
California (State of);
Series 2022, Ref. GO Bonds	5.00%	09/01/2035	5,500	6,435,322
Series 2022, Ref. GO Bonds	5.00%	09/01/2036	7,780	9,020,502
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Community Choice Financing Authority; Series 2023, RB(a)	5.25%	04/01/2030	$ 6,000	$ 6,147,600
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-1, Ref. RB	5.00%	06/01/2049	1,420	1,440,418
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	680	690,415
California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	4.00%	03/01/2033	240	230,643
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2018 A, RB	5.00%	11/15/2048	10,000	10,259,373
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	15,264	15,183,252
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,452
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	5,836	5,522,744
Series 2023-1, RB	4.38%	09/20/2036	4,984	4,822,160
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	4.00%	06/01/2026	910	898,319
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021 B-3, RB(c)	2.13%	11/15/2027	1,000	953,265
Series 2021, RB(c)	2.38%	11/15/2028	1,500	1,414,133
California (State of) Public Works Board; Series 2014 B, RB	5.00%	10/01/2034	4,860	4,909,829
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(a)(d)	5.00%	06/01/2025	10,000	10,300,055
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, GO Bonds (INS - AGC)(e)(f)	0.00%	08/01/2025	3,000	2,832,803
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2022 B, RB	5.00%	05/15/2038	4,740	5,358,118
Los Angeles (City of), CA Department of Water & Power;
Series 2014 D, RB	5.00%	07/01/2027	2,000	2,022,283
Series 2014 D, RB	5.00%	07/01/2028	2,550	2,576,952
Series 2015 E, RB	5.00%	07/01/2039	6,500	6,539,456
Los Angeles (County of), CA Public Works Financing Authority; Series 2015 A, RB	5.00%	12/01/2044	14,095	14,258,995
Madera Unified School District (2048 School Facilities); Series 2018, COP (INS - BAM)(e)	5.00%	09/01/2034	500	511,422
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,830	1,842,995
San Diego (City of), CA Public Facilities Financing Authority; Series 2016 B, Ref. RB	5.00%	08/01/2038	8,735	9,081,537
San Jose (City of), CA; Series 2017 B, Ref. RB	5.00%	03/01/2042	1,990	2,066,888
Sonoma (County of), CA Junior College District; Series 2016 A, GO Bonds	5.00%	08/01/2041	1,750	1,819,200
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2037	2,000	2,090,439
Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(c)(g)	3.44%	10/01/2049	2,600	2,600,000
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	1,000	1,113,878
				132,947,448
Colorado–2.70%
Arapahoe County School District No 1 Englewood; Series 2017, GO Bonds	5.00%	12/01/2037	1,790	1,869,459
Colorado (State of); Series 2017 J, COP	5.25%	03/15/2042	1,250	1,300,205
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.13%	05/15/2028	1,000	916,991
Colorado (State of) Health Facilities Authority (Children’s Hospital); Series 2013 A, RB	5.00%	12/01/2036	21,235	21,247,497
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 B-2, RB(a)	5.00%	08/01/2026	2,000	2,055,991
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(a)(d)	5.50%	01/01/2024	1,820	1,822,981
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center); Series 2015, RB	5.00%	01/15/2035	2,000	2,053,880
Colorado Springs (City of), CO; Series 2023 B, Ref. RB	5.00%	11/15/2039	2,740	3,071,389
Denver (City & County of), CO;
Series 2012 B, RB	4.00%	11/15/2031	1,125	1,125,216
Series 2012 B, RB	5.00%	11/15/2043	2,590	2,590,753
Series 2013 B, RB(a)(d)	5.00%	02/16/2024	10,000	10,023,071
Series 2022 B, RB	5.00%	11/15/2035	1,050	1,212,683
Series 2023 A, Ref. RB	5.00%	11/15/2037	1,300	1,481,583
Series 2023 A, Ref. RB	5.00%	11/15/2038	1,000	1,131,903
Series 2023 A, Ref. RB	5.00%	11/15/2039	1,900	2,138,278
Series 2023 A, Ref. RB	5.00%	11/15/2040	2,375	2,660,427
El Paso (County of), CO School District No. 20; Series 2017, GO Bonds	5.00%	12/15/2033	2,900	3,063,830
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(c)	3.75%	12/01/2029	$ 500	$ 452,283
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(e)	5.50%	12/01/2038	1,200	1,330,993
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	1,500	1,521,162
Prairie Center Metropolitan District No. 7; Series 2020, GO Bonds	4.13%	12/15/2036	315	276,739
Public Authority for Colorado Energy; Series 2008, RB	6.25%	11/15/2028	2,000	2,122,998
Tender Option Bond Trust Receipts/Certificates;
Series 2022, VRD RB(c)(g)	3.60%	05/01/2038	5,000	5,000,000
Series 2022, VRD RB(c)(g)	3.60%	05/01/2046	6,000	6,000,000
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/15/2028	125	130,994
Series 2019, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/15/2029	125	130,955
Series 2019, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/15/2030	125	130,968
Weld County School District No. RE-4; Series 2016, GO Bonds	5.25%	12/01/2041	3,090	3,229,261
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(c)	6.00%	12/01/2038	1,000	1,019,037
				81,111,527
Connecticut–1.58%
Connecticut (State of);
Series 2020 A, RB	5.00%	05/01/2034	5,000	5,621,628
Series 2021 A, RB	5.00%	05/01/2035	8,000	9,092,739
Series 2021 D, RB	5.00%	11/01/2035	3,430	3,915,452
Connecticut (State of) (Transportation Infrastructure);
Series 2016 A, RB	5.00%	09/01/2030	1,965	2,064,247
Series 2016 A, RB	5.00%	09/01/2036	4,000	4,141,611
Connecticut (State of) Health & Educational Facilities Authority (New Haven Hospital); Series 2014 A, RB	5.00%	07/01/2033	4,710	4,742,350
Connecticut (State of) Housing Finance Authority; Subseries 2014 C-2, VRD RB(g)	3.30%	11/15/2034	10,000	10,000,000
Connecticut (State of) Housing Finance Authority (Social Bonds); Series 2022, RB (CEP - GNMA)	5.50%	11/15/2052	6,420	6,737,608
New Haven (City of), CT; Series 2018 A, GO Bonds	5.00%	08/01/2025	1,160	1,188,974
				47,504,609
District of Columbia–2.00%
District of Columbia;
Series 2014 C, GO Bonds(a)(d)	5.00%	06/01/2033	6,690	6,748,181
Series 2014 C, GO Bonds(a)(d)	5.00%	06/01/2034	5,000	5,043,484
Series 2015 A, GO Bonds	5.00%	06/01/2035	5,000	5,109,947
Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	1,000	1,064,509
Series 2020, RB	5.00%	12/01/2033	1,635	1,815,617
Series 2022 A, RB	5.00%	07/01/2036	7,500	8,630,151
Series 2023 A, RB	5.00%	05/01/2039	4,000	4,522,871
Series 2023 A, RB	5.00%	05/01/2040	5,000	5,619,878
District of Columbia (Children’s Hospital Obligated Group); Series 2015, Ref. RB	5.00%	07/15/2040	5,310	5,367,067
District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	410	421,199
District of Columbia Water & Sewer Authority; Series 2016 A, Ref. RB	5.00%	10/01/2039	3,085	3,150,679
Washington Metropolitan Area Transit Authority;
Series 2017 B, RB	5.00%	07/01/2042	5,000	5,154,362
Series 2018, RB	5.00%	07/01/2037	1,000	1,042,343
Series 2018, RB	5.00%	07/01/2043	6,250	6,439,880
				60,130,168
Florida–5.14%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2014 B, RB	5.00%	12/01/2034	3,815	3,851,389
Cape Coral (City of) FL; Series 2017, Ref. RB	5.00%	10/01/2033	1,740	1,852,670
Central Florida Expressway Authority; Series 2016 B, Ref. RB	5.00%	07/01/2033	3,005	3,097,358
Citizens Property Insurance, Inc.; Series 2015 A-1, RB(a)(d)	5.00%	12/01/2024	8,915	9,043,388
Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(c)	5.25%	06/15/2029	1,200	1,176,889
Florida Housing Finance Corp. (Social Bonds); Series 2022-3, RB (CEP - GNMA)	5.50%	01/01/2054	5,590	5,854,946
Gainesville (City of), FL; Series 2012 B, Ref. VRD RB(g)	2.15%	10/01/2042	18,810	18,810,000
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Hialeah (City of) FL;
Series 2022, Ref. RB	5.00%	10/01/2039	$ 2,640	$ 2,780,098
Series 2022, Ref. RB	5.00%	10/01/2040	2,770	2,908,506
Hialeah (City of), FL Utility System; Series 2022, Ref. RB	5.00%	10/01/2034	2,065	2,265,790
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2015 A, RB	5.00%	10/01/2044	10,000	10,034,930
Jacksonville (City of), FL; Series 2021 A, RB	5.00%	10/01/2034	1,680	1,911,321
JEA Electric System;
Series 2008 3C-1, VRD RB(g)	3.22%	10/01/2034	12,090	12,090,000
Series 2013 C, RB	5.00%	10/01/2037	2,980	2,980,593
Lee (County of), FL Industrial Development Authority (Cypress Cove at Healthpark); Series 2022 B-2, RB	3.25%	10/01/2026	3,450	3,291,730
Miami (City of) & Dade (County of), FL School Board;
Series 2015 A, Ref. COP	5.00%	05/01/2032	1,690	1,725,264
Series 2015 D, Ref. COP	5.00%	02/01/2034	1,000	1,030,546
Series 2016 C, Ref. COP	3.25%	02/01/2033	540	528,713
Series 2022 A, GO Bonds (INS - BAM)(e)	5.00%	03/15/2036	7,730	8,831,775
Series 2022 A, GO Bonds (INS - BAM)(e)	5.00%	03/15/2041	1,865	2,049,425
Miami-Dade (County of), FL;
Series 2014 B, Ref. RB	5.00%	10/01/2037	5,000	5,028,992
Series 2016 A, Ref. GO Bonds	5.00%	07/01/2037	1,660	1,710,268
Series 2017 A, RB	5.00%	10/01/2034	5,110	5,237,884
Miami-Dade (County of), FL Expressway Authority;
Series 2013 A, RB	5.00%	07/01/2033	1,000	1,000,352
Series 2016 A, Ref. RB	5.00%	07/01/2032	2,000	2,067,930
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,535	2,622,809
Series 2016 A, Ref. RB	5.00%	10/01/2035	1,210	1,247,590
Series 2016 A, Ref. RB	5.00%	10/01/2036	6,210	6,382,241
Orange (County of), FL School Board; Series 2016 C, Ref. COP	5.00%	08/01/2034	4,475	4,614,783
Palm Beach County School District;
Series 2023 A, COP	5.00%	08/01/2037	1,500	1,702,998
Series 2023 A, COP	5.00%	08/01/2038	1,500	1,686,082
Series 2023 A, COP	5.00%	08/01/2039	2,250	2,514,987
Pinellas (County of), FL Housing Finance Authority (Social Bonds); Series 2021 A, RB (CEP - GNMA)	3.00%	03/01/2052	2,450	2,366,559
Pompano Beach (City of), FL (John Knox Village);
Series 2021 B-1, RB	2.00%	01/01/2029	1,605	1,394,113
Series 2021 B-2, RB	1.45%	01/01/2027	2,700	2,439,912
Seminole County School Board; Series 2016 C, COP	5.00%	07/01/2036	1,000	1,033,262
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	5.00%	08/15/2042	6,000	6,112,760
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2024	145	143,018
Series 2021, Ref. RB	4.00%	12/15/2025	180	175,111
Series 2021, Ref. RB	4.00%	12/15/2026	185	177,447
Series 2021, Ref. RB	4.00%	12/15/2027	215	203,256
Series 2021, Ref. RB	4.00%	12/15/2028	200	187,135
Series 2021, Ref. RB	4.00%	12/15/2029	220	204,000
Series 2021, Ref. RB	4.00%	12/15/2030	200	183,246
Series 2021, Ref. RB	4.00%	12/15/2031	205	185,871
Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(c)(g)	3.40%	01/01/2045	6,000	6,000,000
Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2023, RB(c)	4.25%	05/01/2028	700	696,918
Series 2023, RB(c)	4.38%	05/01/2033	1,000	994,250
				154,429,105
Georgia–2.50%
Atlanta (City of), GA; Series 2009 B, RB (INS - AGM)(e)	5.25%	11/01/2027	2,000	2,132,943
Cobb (County of), GA Kennestone Hospital Authority; Series 2017 A, Ref. RAC	5.00%	04/01/2042	5,560	5,648,366
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Dalton (City of), GA Downtown Development Authority (Hamilton Health Care System); Series 1996, Revenue Ctfs. (INS - NATL)(e)	5.50%	08/15/2026	$ 1,705	$ 1,755,632
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2017, Ref. RB	5.00%	02/15/2045	6,315	6,405,029
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	725	628,974
Main Street Natural Gas, Inc.;
Series 2021 A, RB(a)	4.00%	09/01/2027	20,880	20,781,616
Series 2021 C, RB(a)	4.00%	12/01/2028	5,000	4,907,768
Series 2022 C, RB(a)(c)	4.00%	11/01/2027	20,000	18,986,766
Series 2023 C, RB(a)	5.00%	09/01/2030	2,000	2,090,321
Subseries 2018 C, RB(a)(d)	4.00%	12/01/2023	3,000	3,000,000
Subseries 2018 D, RB (SOFR + 0.83%)(a)(b)(d)	4.46%	12/01/2023	8,700	8,700,000
				75,037,415
Hawaii–0.26%
Honolulu (City & County of), HI;
Series 2012 A, GO Bonds	4.00%	11/01/2036	100	100,015
Series 2017 A, GO Bonds	5.00%	09/01/2041	1,770	1,849,790
Series 2018 A, GO Bonds	5.00%	09/01/2041	2,000	2,116,281
Series 2023, RB(a)	5.00%	06/01/2026	3,625	3,748,350
				7,814,436
Idaho–0.11%
Canyon County School District No. 139 Vallivue;
Series 2015 A, GO Bonds(a)(d)	5.00%	09/15/2025	625	646,571
Series 2015 A, GO Bonds	5.00%	09/15/2034	775	797,642
Idaho (State of) Housing & Finance Association; Series 2023 A, RB	5.00%	08/15/2039	1,650	1,852,498
				3,296,711
Illinois–6.34%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2016, Ref. RB	4.00%	01/01/2024	850	849,341
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	3,205	3,206,929
Series 2004, Ref. RB	5.00%	11/01/2024	14,440	14,630,972
Series 2008 C, Ref. RB	5.00%	01/01/2035	1,000	1,010,833
Series 2023 B, Ref. RB (INS - AGM)(e)	5.00%	11/01/2037	1,000	1,107,495
Series 2023 B, Ref. RB (INS - AGM)(e)	5.00%	11/01/2038	1,250	1,377,148
Chicago (City of), IL (O’Hare International Airport);
Series 2016 B, Ref. RB	5.00%	01/01/2035	2,500	2,570,519
Series 2016 B, Ref. RB	5.00%	01/01/2041	3,800	3,858,099
Series 2016 C, Ref. RB	5.00%	01/01/2038	1,500	1,528,522
Series 2017 D, RB	5.25%	01/01/2029	1,665	1,769,451
Series 2017 D, RB	5.25%	01/01/2036	5,000	5,271,095
Series 2017 D, RB	5.25%	01/01/2042	3,925	4,061,855
Series 2022, Ref. RB	5.00%	01/01/2034	1,000	1,144,989
Series 2022, Ref. RB	5.00%	01/01/2035	2,330	2,659,065
Chicago (City of), IL Board of Education; Series 1998 B-1, GO Bonds (INS - NATL)(e)(f)	0.00%	12/01/2025	735	677,721
Chicago (City of), IL Midway International Airport; Series 2014 B, Ref. RB(a)(d)	5.00%	02/06/2024	3,000	3,007,508
Cook (County of), IL;
Series 2017, Ref. RB	5.00%	11/15/2037	1,900	1,975,173
Series 2018, Ref. GO Bonds	5.00%	11/15/2034	1,000	1,045,321
Cook County Community College District No. 508 (City Colleges of Chicago); Series 2013, GO Bonds (INS - BAM)(e)	5.50%	12/01/2038	6,500	6,509,556
Cook County Township High School District No. 220 Reavis; Series 2012, GO Bonds	3.00%	12/01/2024	1,035	1,027,254
Glen Ellyn (Village of), IL Park District;
Series 2023 A, GO Bonds	5.00%	12/15/2023	505	505,268
Series 2023 A, GO Bonds	5.00%	12/15/2024	410	417,013
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2013, RB	5.00%	06/15/2026	$ 500	$ 501,249
Series 2014, GO Bonds	5.00%	02/01/2025	4,695	4,697,123
Series 2017 D, GO Bonds	5.00%	11/01/2024	3,480	3,522,107
Series 2017 D, GO Bonds	5.00%	11/01/2027	1,065	1,128,440
Series 2020, GO Bonds	5.50%	05/01/2024	3,500	3,525,747
Series 2020, GO Bonds	5.50%	05/01/2025	5,000	5,130,634
Series 2020, GO Bonds	5.50%	05/01/2026	6,750	7,058,532
Illinois (State of) Finance Authority;
Series 2015 A, Ref. RB	5.00%	11/15/2034	1,650	1,667,759
Series 2016 A, Ref. RB	5.00%	10/01/2035	3,750	3,881,750
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	2,495	2,608,805
Illinois (State of) Finance Authority (Ascension Health); Series 2016 C, Ref. RB	5.00%	02/15/2036	2,500	2,578,195
Illinois (State of) Finance Authority (DePaul College Prep Foundation);
Series 2023, Ref. RB(c)	4.30%	08/01/2028	1,220	1,211,302
Series 2023, Ref. RB(c)	5.25%	08/01/2038	1,300	1,307,716
Illinois (State of) Housing Development Authority; Series 2019 C, RB (CEP - GNMA)	4.00%	10/01/2049	4,105	4,081,625
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, RB (INS - NATL)(e)(f)	0.00%	12/15/2032	15,000	10,577,086
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	7,430	7,437,382
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB	5.00%	01/01/2038	25,075	25,076,379
Series 2014 C, RB	5.00%	01/01/2036	8,170	8,286,058
Series 2015 B, RB	5.00%	01/01/2036	10,000	10,293,831
Series 2017 A, RB	5.00%	01/01/2042	5,825	6,055,830
Kane and DeKalb (Counties of), IL Community Unit School District No. 301; Series 2017, GO Bonds	5.00%	01/01/2033	1,235	1,303,366
Long Grove (Village of), IL (Sunset Grove);
Series 2020, Ref. RB	3.00%	01/01/2026	280	274,487
Series 2020, Ref. RB	3.10%	01/01/2027	290	281,872
Series 2020, Ref. RB	3.25%	01/01/2028	305	296,330
Series 2020, Ref. RB	3.35%	01/01/2029	320	310,429
Series 2020, Ref. RB	3.50%	01/01/2030	330	316,782
Series 2020, Ref. RB	3.60%	01/01/2031	345	331,895
Series 2020, Ref. RB	3.70%	01/01/2032	490	470,624
Peoria (City of), IL Public Building Commission; Series 2019 A, Ref. RB (INS - AGM)(e)	5.00%	12/01/2029	3,430	3,655,292
Railsplitter Tobacco Settlement Authority; Series 2017, RB(a)(d)	5.00%	06/01/2026	5,135	5,383,489
Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2026	6,525	6,762,633
				190,225,876
Indiana–1.55%
Columbus (City of), IN; Series 2016, Ref. RB (INS - BAM)(e)	1.99%	02/15/2027	8,045	7,674,842
Indiana (State of) Finance Authority; Series 2015, RB	5.00%	03/01/2036	2,480	2,511,906
Indiana (State of) Finance Authority (CWA Authority); Series 2015 A, RB	5.00%	10/01/2024	1,000	1,014,823
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2010 A, RB	3.00%	11/01/2030	4,350	4,043,191
Series 2012 A, RB	4.25%	11/01/2030	3,335	3,353,578
Series 2012 B, RB	3.00%	11/01/2030	2,000	1,862,363
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	7,000	6,862,118
Indiana (State of) Housing & Community Development Authority (Social Bonds); Series 2023 A-1, RB (CEP - GNMA)	5.75%	07/01/2053	2,990	3,164,157
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2042	8,475	8,637,376
Northern Indiana Commuter Transportation District; Series 2016, RB	5.00%	07/01/2041	7,140	7,292,838
				46,417,192
Iowa–0.97%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)	4.00%	12/01/2032	10,000	9,604,922
PEFA, Inc.; Series 2019, RB(a)	5.00%	09/01/2026	19,250	19,532,253
				29,137,175
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–1.07%
Kansas (State of) Development Finance Authority; Series 2021, Ref. RB(a)	5.00%	11/15/2031	$ 17,450	$ 19,481,238
University of Kansas Hospital Authority (KU Health System); Series 2015, Ref. RB	5.00%	09/01/2045	10,020	10,118,361
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2016 C, RB	5.00%	09/01/2041	2,450	2,511,221
				32,110,820
Kentucky–2.15%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	1,230	1,247,298
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(a)(b)	4.70%	02/01/2025	2,340	2,341,941
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2037	4,400	4,432,996
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(e)	5.00%	09/01/2027	3,380	3,450,531
Series 2015 A, Ref. RB (INS - NATL)(e)	5.00%	09/01/2028	2,870	2,929,402
Kentucky (Commonwealth of) Property & Building Commission (No. 115); Series 2017, RB	5.00%	04/01/2028	1,000	1,064,759
Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 A, RB(a)	4.00%	04/01/2024	25,785	25,757,784
Series 2019 C, RB(a)	4.00%	02/01/2028	5,075	5,010,142
Kentucky (State of) Public Energy Authority; Series 2018 C-1, RB(a)	4.00%	06/01/2025	11,970	11,918,001
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2033	1,740	1,788,502
Trimble (County of), KY (Louisville Gas & Electric); Series 2002 A, Ref. RB	0.63%	09/01/2026	3,375	3,073,607
Western Kentucky University; Series 2012 A, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2032	1,625	1,627,071
				64,642,034
Louisiana–1.10%
Louisiana (State of);
Series 2015, RB	5.00%	09/01/2026	2,000	2,063,165
Series 2016 A, GO Bonds	5.00%	09/01/2036	3,000	3,142,873
Series 2022 A, Ref. RB (SOFR + 0.50%)(a)(b)	4.23%	05/01/2026	3,500	3,428,933
Series 2023 A-1, Ref. VRD RB (LOC - Toronto-dominion Bank)(g)(h)	1.95%	05/01/2043	10,000	10,000,000
Louisiana Housing Corp. (Home Ownership Program); Series 2022 B, RB (CEP - GNMA)	6.00%	12/01/2052	4,125	4,423,536
New Orleans (City of), LA;
Series 2015, RB	5.00%	06/01/2026	250	256,873
Series 2015, RB	5.00%	06/01/2027	350	359,417
Series 2015, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,016,517
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 B, Ref. RB (INS - AGM)(e)	5.00%	10/01/2026	200	210,616
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(a)	2.10%	07/01/2024	3,000	2,947,928
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	5,000	5,038,809
				32,888,667
Maine–0.14%
Lewiston (City of), ME (UBS Financial Services, Inc.); Series 2008 B, GO Bonds (INS - AGM)(e)	5.50%	12/15/2023	950	950,674
Maine (State of) State housing Authority (Social Bonds); Series 2023 B, RB(a)	3.13%	05/01/2024	3,300	3,283,375
				4,234,049
Maryland–1.72%
Anne Arundel (County of), MD; Series 2018, GO Bonds	5.00%	10/01/2035	5,125	5,452,403
Baltimore (City of), MD (Water); Series 2014 A, RB	5.00%	07/01/2034	3,635	3,688,096
Howard (County of), MD Housing Commission (Social Bonds);
Series 2021 A, Ref. RB	1.20%	06/01/2027	3,000	2,755,500
Series 2021 A, Ref. RB	1.60%	06/01/2029	2,000	1,782,404
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2013 A, RB	5.00%	08/15/2027	2,000	2,001,141
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2042	3,125	3,198,525
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	11,920	11,936,738
Washington (State of) Suburban Sanitary Commission; Series 2013 A, VRD RB(g)	2.10%	06/01/2024	10,000	10,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Washington Metropolitan Area Transit Authority (Sustainability Bonds); Series 2015 B, VRD GO Bonds(g)	2.14%	06/01/2024	$ 10,825	$ 10,825,000
				51,639,807
Massachusetts–1.55%
Massachusetts (Commonwealth of);
Series 2015 A, Ref. GO Bonds	5.00%	07/01/2035	10,000	10,268,026
Series 2017 A, GO Bonds	5.00%	04/01/2035	7,000	7,396,962
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds); Series 2022, RB	5.00%	02/01/2036	1,240	1,429,823
Massachusetts (Commonwealth of) Clean Water Trust (The) (Sustainable Development Bonds); Series 2022, RB	5.00%	02/01/2036	2,000	2,306,166
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2015 F, Ref. RB	5.00%	08/15/2034	1,750	1,779,007
Series 2016 I, Ref. RB	5.00%	07/01/2036	1,175	1,203,324
Series 2019 A, Ref. RB	5.00%	07/01/2025	845	856,497
Series 2019 A, Ref. RB	5.00%	07/01/2027	2,300	2,341,753
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2025	755	755,999
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2024	1,000	1,005,843
Massachusetts (Commonwealth of) School Building Authority; Series 2015 D, Ref. RB	5.00%	08/15/2037	15,000	15,316,806
Massachusetts Clean Water Trust (The);
Series 2023-25B, RB	5.00%	02/01/2039	1,200	1,355,379
Series 2023-25B, RB	5.00%	02/01/2040	500	562,281
				46,577,866
Michigan–4.76%
Byron Center Public Schools; Series 2017 I, GO Bonds	5.00%	05/01/2039	2,290	2,379,340
Great Lakes Water Authority; Series 2016 C, Ref. RB	5.00%	07/01/2036	1,660	1,706,736
Hudsonville Public Schools; Series 2017, Ref. GO Bonds	5.00%	05/01/2039	1,500	1,562,420
Livonia Public Schools; Series 2016, GO Bonds (INS - AGM)(e)	5.00%	05/01/2040	4,365	4,477,500
Michigan (State of) Building Authority;
Series 2016 I, Ref. RB	5.00%	04/15/2024	1,510	1,520,356
Series 2016 I, Ref. RB	5.00%	04/15/2036	1,540	1,598,432
Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB	5.00%	04/15/2038	1,650	1,683,504
Series 2016 I, Ref. RB	5.00%	04/15/2041	3,450	3,533,883
Series 2020, Ref. VRD RB(g)	3.41%	10/15/2042	2,000	2,000,000
Series 2023 I-M, VRD RB(g)	3.41%	04/15/2058	19,905	19,905,000
Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	1,425	1,452,770
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	11,325	11,393,696
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(e)	5.00%	07/01/2032	3,500	3,518,667
Series 2015, RB	5.00%	07/01/2035	7,830	7,932,337
Michigan (State of) Finance Authority (Henry Ford Health System);
Series 2016, Ref. RB	5.00%	11/15/2032	2,725	2,818,084
Series 2016, Ref. RB	5.00%	11/15/2037	4,235	4,325,827
Michigan (State of) Finance Authority (McLaren Health Care); Series 2015, Ref. RB	5.00%	05/15/2038	5,000	5,041,506
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017, Ref. RB	5.00%	12/01/2035	1,785	1,872,054
Michigan (State of) Housing Development Authority (Bowin Place Apartments Project); Series 2022, RB(a)	3.50%	12/01/2023	5,000	5,000,000
Portage Public Schools; Series 2016, Ref. GO Bonds	5.00%	11/01/2035	1,300	1,344,095
Rib Floater Trust; Series 2022-047, VRD RB(c)(g)	2.22%	12/01/2045	25,390	25,390,000
Rochester Community School District; Series 2016 I, GO Bonds	5.00%	05/01/2031	1,500	1,561,448
Troy School District;
Series 2023, GO Bonds	5.00%	05/01/2042	1,335	1,461,590
Series 2023, GO Bonds	5.00%	05/01/2043	1,310	1,430,616
Wayne (County of), MI Airport Authority; Series 2015 D, RB (INS - AGM)(e)	5.00%	12/01/2040	8,165	8,269,093
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport);
Series 2012 A, RB(a)(d)	5.00%	12/01/2023	$ 830	$ 830,000
Series 2012 A, RB(a)(d)	5.00%	12/01/2023	5,220	5,220,000
Series 2018, RB	5.00%	12/01/2037	1,250	1,320,876
Series 2021 A, RB	5.00%	12/01/2034	1,650	1,884,354
Series 2021 A, RB	5.00%	12/01/2036	1,685	1,893,883
Series 2021 A, RB	5.00%	12/01/2038	2,000	2,201,132
Series 2021 A, RB	5.00%	12/01/2039	1,855	2,031,776
Wayne State University;
Series 2015 A, Ref. RB	5.00%	11/15/2033	1,500	1,515,259
Series 2016 A, Ref. RB	5.00%	11/15/2026	2,750	2,872,727
				142,948,961
Minnesota–1.03%
Hennepin (County of), MN; Series 2017 C, GO Bonds	5.00%	12/01/2037	2,750	2,876,064
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2014 A, Ref. RB(a)(d)	5.00%	01/01/2024	2,000	2,002,155
Series 2014 A, Ref. RB(a)(d)	5.00%	01/01/2024	6,020	6,026,488
Minnesota (State of); Series 2023 D, Ref. GO Bonds	5.00%	08/01/2025	13,290	13,728,417
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC - U.S. Bank N.A.)(g)(h)	2.15%	04/01/2037	1,700	1,700,000
University of Minnesota; Series 2014 B, RB	5.00%	01/01/2038	4,500	4,503,233
				30,836,357
Mississippi–0.35%
Mississippi (State of); Series 2015 E, RB	5.00%	10/15/2035	3,430	3,479,510
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2036	7,000	7,112,397
				10,591,907
Missouri–1.25%
Jackson County Consolidated School District No. 4; Series 2022, GO Bonds	5.00%	03/01/2037	3,550	3,691,835
Missouri (State of) Health & Educational Facilities Authority (Coxhealth);
Series 2015 A, Ref. RB	5.00%	11/15/2032	2,615	2,644,208
Series 2015 A, Ref. RB	5.00%	11/15/2033	1,800	1,819,179
Series 2015 A, Ref. RB	5.00%	11/15/2034	3,200	3,231,468
Series 2015 A, Ref. RB	5.00%	11/15/2039	3,200	3,228,633
Missouri (State of) Health & Educational Facilities Authority (Mercy Health);
Series 2012, RB	4.00%	11/15/2042	690	660,598
Series 2018 A, Ref. RB	5.00%	06/01/2026	120	125,454
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2016, Ref. RB	5.00%	11/15/2031	2,740	2,827,765
Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2023, RB (CEP - GNMA)	5.75%	05/01/2053	4,075	4,315,204
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2);
Series 2014 A, Ref. RB(a)(d)	5.00%	01/01/2024	1,470	1,471,584
Series 2014 A, Ref. RB(a)(d)	5.00%	01/01/2024	2,000	2,002,155
North Kansas City School District No. 74 (Missouri Direct Deposit Program); Series 2022, GO Bonds	5.25%	03/01/2038	2,500	2,854,174
Pattonville R-3 School District; Series 2018 A, GO Bonds	5.00%	03/01/2037	2,095	2,158,392
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	1,020	993,859
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(c)	5.00%	10/01/2033	1,105	1,088,085
Tender Option Bond Trust Receipts/Certificates; Series 2018, VRD RB(c)(g)	3.41%	05/15/2041	4,400	4,400,000
				37,512,593
Nebraska–1.12%
Douglas (County of), NE (Creighton University);
Series 2017, Ref. RB	5.00%	07/01/2025	2,020	2,066,702
Series 2021, Ref. RB (SIFMA Municipal Swap Index + 0.53%)(a)(b)	3.83%	09/01/2026	7,850	7,716,898
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–(continued)
Nebraska (State of) Public Power District; Series 2016 C, RB	5.00%	01/01/2036	$ 2,355	$ 2,417,170
Omaha (City of), NE Public Power District;
Series 2015 A, RB	5.00%	02/01/2040	6,000	6,042,432
Series 2017 A, Ref. RB	5.00%	02/01/2042	3,000	3,144,280
Public Power Generation Agency; Series 2016, Ref. RB	5.00%	01/01/2032	5,180	5,371,443
Public Power Generation Agency (Whelan Energy Center Unit 2);
Series 2015, Ref. RB	5.00%	01/01/2031	1,310	1,327,806
Series 2016 A, Ref. RB	5.00%	01/01/2034	3,250	3,368,490
University of Nebraska Facilities Corp. (The); Series 2019 B, Ref. RB	5.00%	10/01/2024	2,125	2,158,416
				33,613,637
Nevada–1.17%
Clark (County of), NV; Series 2015, RB	5.00%	07/01/2035	4,500	4,598,771
Clark (County of), NV (Las Vegas McCarran International Airport); Series 2019, Ref. RB	5.00%	07/01/2024	5,000	5,050,560
Clark County School District;
Series 2015 C, Ref. GO Bonds (INS - BAM)(e)	5.00%	06/15/2027	4,000	4,155,620
Series 2022 A, GO Bonds	5.25%	06/15/2035	11,200	13,010,151
Las Vegas Valley Water District;
Series 2016 B, Ref. GO Bonds	5.00%	06/01/2036	3,750	3,876,238
Series 2022 D, GO Bonds	5.00%	06/01/2036	1,855	2,120,620
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(c)	2.75%	06/15/2028	2,550	2,396,860
				35,208,820
New Hampshire–0.65%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	1,786	1,720,551
New Hampshire (State of) Business Finance Authority (Social Bonds);
Series 2022-1A, RB	4.38%	09/20/2036	8,348	8,164,134
Series 2022-2A, RB	4.00%	10/20/2036	6,776	6,429,263
New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2036	3,250	3,343,032
				19,656,980
New Jersey–3.50%
Camden (County of), NJ Improvement Authority (The) (Rowan University School of Osteopathic Medicine); Series 2013, Ref. RB	5.00%	12/01/2032	3,800	3,801,684
Dover (Town of), NJ; Series 2023, GO Notes	5.00%	01/24/2024	14,925	14,961,559
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB	5.00%	06/15/2035	1,450	1,507,162
Series 2017 A, Ref. RB (INS - BAM)(e)	5.00%	07/01/2027	5,000	5,313,432
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2013, RB	6.00%	10/01/2043	1,540	1,541,045
New Jersey (State of) Educational Facilities Authority;
Series 2014 A, RB	5.00%	07/01/2032	1,010	1,018,581
Series 2015 D, Ref. RB	5.00%	07/01/2034	2,090	2,133,794
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2029	1,120	1,193,756
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2033	1,000	1,031,783
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2016 A, Ref. RB	5.00%	07/01/2031	5,195	5,453,488
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2022 I, RB	5.00%	10/01/2053	11,625	11,978,627
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS - AMBAC)(e)	5.25%	12/15/2023	505	505,263
Series 2010 D, RB	5.25%	12/15/2023	3,305	3,306,718
Series 2016 A-1, RN	5.00%	06/15/2024	4,500	4,540,110
Series 2018 A, Ref. RB	5.00%	12/15/2025	5,000	5,184,549
Series 2018 A, Ref. RB	5.00%	12/15/2027	2,500	2,691,616
Series 2018 A, Ref. RN	5.00%	06/15/2029	5,000	5,213,168
Series 2019, Ref. RB	5.00%	12/15/2027	10,250	11,035,626
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Turnpike Authority;
Series 2015 E, RB	5.00%	01/01/2032	$ 1,210	$ 1,229,278
Series 2015 E, RB	5.00%	01/01/2034	2,100	2,132,936
Series 2017 A, RB	5.00%	01/01/2032	2,105	2,219,202
Series 2017 A, RB	5.00%	01/01/2035	5,995	6,264,153
Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(c)(g)	3.36%	01/01/2052	3,040	3,040,000
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2025	1,000	1,016,075
Series 2018 A, Ref. RB	5.00%	06/01/2033	6,500	6,813,811
				105,127,416
New Mexico–0.79%
Albuquerque Municipal School District No. 12; Series 2017, GO Bonds	5.00%	08/01/2030	1,250	1,314,275
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010, Ref. RB(a)	3.90%	06/01/2028	6,300	6,300,568
Farmington (City of), NM (Southern California Edison); Series 2005 B, Ref. RB	1.80%	04/01/2029	8,000	6,783,833
New Mexico (State of) Finance Authority; Series 2023 A-2, RB	5.00%	06/01/2048	4,300	4,348,237
New Mexico Mortgage Finance Authority (Santa FE Apartments and Sangre De Cristo); Series 2023, RB(a)	5.00%	06/01/2025	5,000	5,049,464
				23,796,377
New York–10.13%
Hempstead (Town of), NY; Series 2019 B, Ref. GO Bonds	5.00%	08/01/2024	1,215	1,230,536
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	5.00%	11/01/2024	1,245	1,252,475
Long Island (City of), NY Power Authority; Series 2023 D, Ref. VRD RB (LOC - Barclays Bank PLC)(g)(h)	3.28%	05/01/2033	18,000	18,000,000
Metropolitan Transportation Authority; Series 2016 A, Ref. RB	5.25%	11/15/2034	5,600	5,888,635
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2027	9,000	9,346,405
Series 2017 B, Ref. RB	5.00%	11/15/2024	8,905	9,041,535
Series 2020 E, Ref. RB	5.00%	11/15/2027	3,750	4,016,110
Series 2020 E, Ref. RB	5.00%	11/15/2028	4,000	4,332,974
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	1,500	1,284,254
Nassau (County of), NY; Series 2016 C, GO Bonds	5.00%	04/01/2033	5,030	5,243,842
New York (City of), NY;
Series 2018 E-1, GO Bonds	5.00%	03/01/2039	3,625	3,816,048
Subseries 2014 I-2, VRD GO Bonds(g)	2.15%	03/01/2040	9,925	9,925,000
Subseries 2015 F-5, VRD GO Bonds(g)	2.10%	06/01/2044	4,655	4,655,000
Subseries 2018 F-1, GO Bonds	5.00%	04/01/2040	2,270	2,386,384
Subseries 2022 B-1, GO Bonds	5.00%	10/01/2036	1,495	1,710,015
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	4,500	5,087,831
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.87%) (INS - FGIC)(b)(e)	4.11%	03/01/2025	1,025	1,031,147
Series 2006, RB (CPI Rate + 0.88%) (INS - FGIC)(b)(e)	4.12%	03/01/2026	2,725	2,763,663
Series 2006, RB (CPI Rate + 0.89%) (INS - FGIC)(b)(e)	4.13%	03/01/2027	5,500	5,637,607
New York (City of), NY Municipal Water Finance Authority;
Series 2008 BB-2, VRD RB(g)	2.15%	06/15/2039	15,000	15,000,000
Series 2013 AA-1, VRD RB(g)	2.15%	06/15/2050	6,500	6,500,000
Series 2016 CC, Ref. RB	5.00%	06/15/2046	4,000	4,083,728
New York (City of), NY Transitional Finance Authority;
Series 2014 B-1, RB	5.00%	08/01/2033	5,000	5,035,227
Series 2014 D1, RB	5.00%	02/01/2040	10,000	10,006,796
Series 2015 S-1, RB	5.00%	07/15/2037	1,055	1,068,107
Series 2022 A-1, RB	5.00%	08/01/2035	3,500	4,068,915
Series 2022 A-1, RB	5.00%	08/01/2036	4,000	4,590,488
Series 2022 B, Ref. RB	5.25%	11/01/2035	15,000	17,649,333
Subseries 2010 A-4, VRD RB(g)	2.10%	08/01/2039	5,000	5,000,000
Subseries 2015 B-1, RB	5.00%	11/01/2037	2,825	2,901,581
Subseries 2016 B-1, RB	5.00%	08/01/2038	5,000	5,166,857
Subseries 2016 B-1, RB	5.00%	08/01/2040	5,000	5,154,059
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2014 C, RB	5.00%	03/15/2038	$ 2,270	$ 2,274,615
Series 2014 C, RB	5.00%	03/15/2039	2,350	2,354,250
Series 2015 B, RB	5.00%	02/15/2032	1,115	1,134,596
Series 2015 B-B, RB	5.00%	03/15/2035	6,965	7,145,375
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(e)	5.75%	07/01/2027	1,235	1,290,918
New York (State of) Dormitory Authority (North Shore-Long Island Jewish Obligated Group); Series 2015 A, Ref. RB	5.00%	05/01/2037	1,000	1,010,615
New York (State of) Housing Finance Agency; Series 2004, VRD RB (LOC - Fannie Mae)(g)(h)	3.15%	11/15/2036	10,000	10,000,000
New York (State of) Mortgage Agency (Social Bonds); Series 2021, RB	3.25%	10/01/2051	3,750	3,616,989
New York (State of) Utility Debt Securitization Authority;
Series 2013 TE, RB(a)(d)	5.00%	03/14/2024	7,000	7,006,098
Series 2016 A, Ref. RB	5.00%	12/15/2033	3,750	3,918,462
Series 2016 A, Ref. RB	5.00%	12/15/2035	7,000	7,293,658
New York City Housing Development Corp.; Series 2023 B-2, VRD RB(g)	3.25%	05/01/2054	10,000	10,000,000
New York City Housing Development Corp. (Sustainability Bonds); Series 2020 I-2, RB (CEP - Federal Housing Administration)(a)	0.70%	05/01/2025	5,000	4,736,866
New York City Housing Development Corp. (Sustainable Development Bonds);
Series 2021 F-2, RB (CEP - Federal Housing Administration)(a)	0.60%	07/01/2025	1,965	1,847,531
Series 2022 2B, RB (CEP - Federal Housing Administration)(a)	3.40%	12/22/2026	18,655	18,363,366
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center);
Series 2021 A, Ref. RB	0.95%	11/15/2027	3,000	2,642,746
Series 2021 A, Ref. RB	1.20%	11/15/2028	1,000	871,555
New York State Environmental Facilities Corp.; Series 2015 A, Ref. RB	5.00%	06/15/2034	6,675	6,818,012
New York State Urban Development Corp.;
Series 2013 A-1, RB(a)(d)	5.00%	12/26/2023	1,000	1,001,195
Series 2013 C, RB(a)(d)	5.00%	12/26/2023	14,050	14,066,793
Series 2017 A, Ref. RB	5.00%	03/15/2030	1,450	1,542,847
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	4,895	4,739,391
TSASC, Inc.; Series 2017 A, Ref. RB	5.00%	06/01/2024	4,500	4,529,746
Westchester County Local Development Corp.; Series 2021, Ref. RB(c)	2.88%	07/01/2026	3,070	2,935,558
				304,015,734
North Carolina–0.85%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2013 A, Ref. RB	5.00%	01/15/2039	9,540	9,544,733
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(a)	2.00%	10/01/2024	850	832,353
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2013, Ref. RB	5.00%	11/01/2046	4,260	4,261,435
North Carolina (State of) Medical Care Commission (Wake Forest Baptist Obligated Group); Series 2012 A, RB	4.00%	12/01/2045	230	212,729
North Carolina (State of) Municipal Power Agency No. 1; Series 2015 A, Ref. RB	5.00%	01/01/2027	1,615	1,674,850
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank N.A.)(g)(h)	3.26%	05/01/2036	8,890	8,890,000
				25,416,100
North Dakota–0.59%
Fargo (City of), ND; Series 2023 A, Ref. GO Bonds	5.00%	05/01/2024	1,110	1,118,122
North Dakota (State of) Housing Finance Agency; Series 2017 H, VRD RB(g)	3.30%	07/01/2039	13,930	13,930,000
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2023, RB	5.75%	01/01/2054	2,500	2,664,013
				17,712,135
Ohio–2.90%
American Municipal Power, Inc. (Prairie State Energy);
Series 2015 A, Ref. RB	5.00%	02/15/2029	2,500	2,506,350
Series 2015 A, Ref. RB	5.00%	02/15/2039	4,000	4,005,860
Bowling Green State University; Series 2017 B, Ref. RB	5.00%	06/01/2042	2,205	2,261,612
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2039	3,010	3,019,548
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2016, Ref. RB	5.00%	11/01/2033	$ 2,610	$ 2,772,536
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(a)	4.38%	06/15/2026	1,500	1,444,882
Ohio (State of);
Series 2017 A, GO Bonds	5.00%	03/15/2034	3,015	3,023,672
Series 2017 A, GO Bonds	5.00%	03/15/2036	5,000	5,013,819
Series 2018 A, GO Bonds	5.00%	06/15/2037	3,195	3,315,006
Series 2019 A, GO Bonds	5.00%	05/01/2036	6,000	6,358,994
Ohio (State of) (University Hospitals Health System, Inc.); Series 2016, Ref. RB	5.00%	01/15/2036	2,500	2,545,756
Ohio (State of) Air Quality Development Authority (Duke Energy Corp.); Series 2020 B, Ref. RB(a)	4.00%	06/01/2027	10,000	10,012,859
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.);
Series 2014 A, RB(a)	2.40%	10/01/2029	4,500	3,924,059
Series 2019 A, Ref. PCR	3.25%	09/01/2029	7,500	7,183,020
Ohio (State of) Higher Educational Facility Commission;
Series 2015, Ref. RB	5.00%	07/01/2041	2,500	2,527,137
Series 2017, RB	5.00%	07/01/2042	1,505	1,544,113
Ohio (State of) Higher Educational Facility Commission (University of Dayton);
Series 2015 A, Ref. RB	5.00%	12/01/2036	2,135	2,173,430
Series 2022 B, Ref. RB	5.00%	02/01/2024	1,425	1,428,595
Ohio (State of) Housing Finance Agency;
Series 2017 A, RB (CEP - GNMA)	4.10%	03/01/2042	535	525,597
Series 2018 A, RB (CEP - GNMA)	4.00%	09/01/2048	785	740,619
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2016 A, VRD RB(g)	3.25%	12/01/2036	15,000	15,000,000
University of Cincinnati; Series 2016 C, RB	5.00%	06/01/2041	1,400	1,433,695
Warren (County of), OH Port Authority (Corridor 75 Park); Series 2022 B, RB	4.75%	12/01/2034	1,035	1,043,182
Warren County Port Authority; Series 2023, RB	5.25%	12/01/2034	3,265	3,271,875
				87,076,216
Oklahoma–0.05%
Oklahoma (State of) Turnpike Authority; Series 2017 A, RB	5.00%	01/01/2042	1,530	1,557,261
Ontario–0.08%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(c)	6.00%	10/05/2040	2,245	2,246,511
Oregon–0.93%
Multnomah (County of), OR Hospital Facilities Authority (Green Bonds);
Series 2021 B, Ref. RB	1.20%	06/01/2028	1,100	934,880
Series 2021 B2, Ref. RB	0.95%	06/01/2027	2,835	2,490,434
Oregon (State of);
Series 2016, GO Bonds	5.00%	05/01/2041	3,670	3,766,288
Series 2023, GO Bonds	5.00%	06/01/2041	2,000	2,238,620
Oregon (State of) Lottery;
Series 2022 A, RB	5.00%	04/01/2035	2,815	3,230,458
Series 2022 A, RB	5.00%	04/01/2036	4,800	5,462,212
Oregon Health & Science University; Series 2016 B, Ref. RB	5.00%	07/01/2036	3,270	3,389,360
Portland (City of), OR; Series 2019 A, RB	5.00%	05/01/2033	2,000	2,232,574
Portland Community College District; Series 2018, GO Bonds	5.00%	06/15/2032	1,680	1,763,376
Washington & Multnomah Counties School District No. 48J Beaverton; Series 2017 D, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	2,170	2,309,997
Yamhill (County of), OR Hospital Authority (Friendsview); Series 2021 B-2, RB	2.13%	11/15/2027	225	212,084
				28,030,283
Pennsylvania–3.31%
Allegheny (County of), PA; Series 2000 C51, VRD GO Bonds (LOC - PNC Bank N.A.)(g)(h)	3.25%	05/01/2027	610	610,000
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2022, Ref. RB (SOFR + 0.29%)(a)(b)	4.02%	08/01/2027	1,000	988,396
Allegheny (County of), PA Hospital Development Authority; Series 2018, Ref. RB	5.00%	04/01/2035	2,150	2,262,621
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	4,350	4,365,104
Allegheny (County of), PA Sanitary Authority; Series 2018, RB	5.00%	06/01/2043	5,000	5,236,442
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Canon Mcmillan School District; Series 2014 D, GO Bonds (INS - BAM)(e)	5.00%	12/15/2038	$ 2,750	$ 2,774,757
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2024	3,520	3,543,577
Series 2018, RB	5.00%	06/01/2025	1,980	2,022,237
Series 2018, RB	5.00%	06/01/2026	2,000	2,075,312
Delaware (State of) River Port Authority; Series 2013, RB	5.00%	01/01/2037	10,500	10,524,866
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2008 D, VRD RB (LOC - JPMorgan Chase Bank N.A.)(g)(h)	2.25%	07/01/2034	4,080	4,080,000
Monroeville Finance Authority;
Series 2023 C, Ref. RB	5.00%	05/15/2035	1,000	1,125,590
Series 2023 C, Ref. RB	5.00%	05/15/2039	1,000	1,066,579
Montgomery (County of), PA Industrial Development Authority; Series 2023, RB(a)	4.10%	04/03/2028	7,000	7,018,974
Montgomery (County of), PA Industrial Development Authority (Constellation Energy); Series 2023 B, Ref. RB	4.10%	06/01/2029	1,550	1,555,292
Pennsylvania (Commonwealth of);
Series 2018 A, Ref. COP	5.00%	07/01/2025	500	513,883
Series 2018 A, Ref. COP	5.00%	07/01/2037	1,600	1,680,944
Pennsylvania (Commonwealth of) Economic Development Financing Authority;
Series 2023 A-2, RB	5.00%	05/15/2039	800	863,653
Series 2023 B, Ref. RB	5.00%	05/15/2039	1,000	1,079,566
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.00%	09/01/2039	5,000	5,038,638
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2021, Ref. RB	3.00%	10/01/2051	8,738	8,486,801
Pennsylvania (Commonwealth of) Public School Building Authority (Delaware County Community college); Series 2023, RB (INS - BAM)(e)	4.13%	10/01/2048	5,005	4,545,904
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2011 A, RB	5.00%	12/01/2023	1,500	1,500,000
Series 2016 B, Ref. RB	5.00%	06/01/2033	1,345	1,389,179
Series 2016, Ref. RB	5.00%	12/01/2033	2,000	2,076,232
Series 2016, Ref. RB	5.00%	12/01/2034	2,525	2,617,230
Series 2019 A, RB	5.00%	12/01/2028	2,000	2,182,098
Series 2022 A, Ref. RB	5.00%	12/01/2035	1,500	1,724,043
Series 2022 A, Ref. RB	5.00%	12/01/2036	1,455	1,652,431
Pennsylvania State University (The); Series 2015 B, Ref. RB	5.00%	09/01/2034	1,000	1,029,180
Philadelphia (City of), PA; Series 2017 A, RB	5.00%	10/01/2037	1,975	2,078,187
State College Area School District; Series 2018, GO Bonds	5.00%	05/15/2044	6,450	6,761,572
Washington (County of), PA Authority; Series 2004, Ref. VRD RB(g)	3.13%	07/01/2034	5,000	5,000,000
				99,469,288
Puerto Rico–1.60%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	6,030	6,045,238
Series 2002, RB	5.63%	05/15/2043	900	910,219
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	20,233	20,591,261
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	752	795,448
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(e)	5.00%	07/01/2025	300	300,045
Series 2005 RR, RB (INS - SGI)(e)	5.00%	07/01/2026	4,000	3,967,754
Series 2005 SS, Ref. RB (INS - NATL)(e)	5.00%	07/01/2024	5,645	5,645,930
Series 2005 SS, Ref. RB (INS - NATL)(e)	5.00%	07/01/2025	355	355,118
Series 2007 TT, RB (INS - NATL)(e)	5.00%	07/01/2026	270	270,144
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2024	4,303	4,209,655
Series 2018 A-1, RB(f)	0.00%	07/01/2027	5,752	4,968,180
				48,058,992
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–0.98%
Rhode Island Health & Educational Building Corp. (Brown University);
Series 2023, Ref. RB	5.00%	09/01/2041	$ 4,030	$ 4,560,345
Series 2023, Ref. RB	5.00%	09/01/2042	4,155	4,675,802
Rhode Island Health and Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS - AGC)(e)	5.25%	09/15/2029	1,100	1,100,689
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,145	1,162,578
Series 2015 A, Ref. RB	5.00%	06/01/2027	6,810	6,922,521
Series 2015 B, Ref. RB	4.50%	06/01/2045	9,355	9,103,554
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,000	1,958,752
				29,484,241
South Carolina–0.66%
Charleston County Airport District; Series 2019, RB	5.00%	07/01/2043	3,050	3,186,237
Coastal Carolina University; Series 2014, RB	5.00%	06/01/2034	1,355	1,364,576
South Carolina (State of) Jobs-Economic Development Authority; Series 2020, RB(a)	5.00%	10/01/2025	5,000	5,124,095
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 C, VRD RB(g)	3.88%	05/01/2048	10,000	10,000,000
				19,674,908
South Dakota–0.36%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2019 A, Ref. RB(a)	5.00%	07/01/2024	5,000	5,018,954
South Dakota Conservancy District;
Series 2014 B, RB	5.00%	08/01/2031	3,020	3,054,741
Series 2014 B, RB	5.00%	08/01/2032	2,765	2,796,807
				10,870,502
Tennessee–1.58%
Metropolitan Nashville Airport Authority (The); Series 2015 A, RB	5.00%	07/01/2045	4,000	4,024,289
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2035	20,330	20,712,052
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017, RB	5.00%	05/01/2035	1,500	1,560,242
Tennessee (State of); Series 2023 A, GO Bonds	5.00%	05/01/2039	11,410	12,814,162
Tennessee Energy Acquisition Corp.; Series 2018, RB(a)	4.00%	11/01/2025	3,420	3,398,594
Tennessee Housing Development Agency (Social Bonds); Series 2022, RB	5.50%	01/01/2053	4,740	4,965,962
				47,475,301
Texas–12.64%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2021, RB(a)(c)	4.50%	06/15/2026	1,400	1,386,146
Series 2023, RB(a)(c)	4.88%	06/15/2026	1,500	1,498,387
Austin (City of), TX;
Series 2017, Ref. RB	5.00%	11/15/2031	1,000	1,049,638
Series 2017, Ref. RB	5.00%	11/15/2042	2,500	2,590,485
Series 2022, Ref. RB	5.00%	11/15/2034	825	951,042
Series 2022, Ref. RB	5.00%	11/15/2035	1,250	1,428,956
Series 2022, Ref. RB	5.00%	11/15/2036	1,500	1,697,215
Series 2022, Ref. RB	5.00%	11/15/2037	1,250	1,399,265
Series 2022, Ref. RB	5.00%	11/15/2038	1,750	1,944,328
Series 2023, Ref. RB	5.00%	11/15/2035	16,000	18,449,432
Series 2023, Ref. RB	5.00%	11/15/2041	2,630	2,891,400
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2025	500	502,001
Series 2017, Ref. RB	5.00%	01/01/2025	400	398,783
Austin Independent School District;
Series 2022 B, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	2,080	2,367,604
Series 2023, GO Bonds	5.00%	08/01/2035	2,000	2,321,726
Series 2023, GO Bonds	5.00%	08/01/2036	2,265	2,604,414
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Board of Regents of the University of Texas System; Series 2008 B, VRD RB(g)	3.15%	08/01/2032	$ 5,350	$ 5,350,000
Boerne Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(a)	3.85%	12/01/2027	4,430	4,572,637
Bridge City Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	2,385	2,691,047
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	1,610	1,799,616
Carrollton (City of) TX; Series 2023, Ref. GO Bonds	5.00%	08/15/2038	1,940	2,151,328
Central Texas Regional Mobility Authority; Series 2021 B, RB	5.00%	01/01/2033	1,225	1,347,539
Corpus Christi Independent School District;
Series 2015, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	4,000	4,085,501
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	1,305	1,449,047
Crockett County Consolidated Common School District No. 1; Series 2023, GO Bonds (INS - AGM)(e)	5.00%	08/15/2037	1,695	1,709,339
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2022 B, Ref. RB	5.00%	11/01/2038	4,500	5,040,460
Dallas (City of), TX (Dallas, Denton, Collin and Rockwall Counties); Series 2016 A, Ref. RB	5.00%	10/01/2041	1,000	1,030,118
Denton (City of) TX; Series 2017, RB	5.00%	12/01/2036	6,850	7,037,873
Denton (City of), TX; Series 2017, RB	5.00%	12/01/2032	3,000	3,119,343
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	8,590	9,215,728
El Paso (City of), TX; Series 2016, GO Bonds	5.00%	08/15/2028	3,000	3,157,703
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	3,800	4,157,008
Garland (City of), TX; Series 2016 B, RB	5.00%	03/01/2034	1,000	1,035,464
Gregory-Portland Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	8,030	8,815,850
Harris (County of), TX; Series 2016 A, Ref. RB	5.00%	08/15/2034	1,685	1,751,776
Harris County Cultural Education Facilities Finance Corp.; Series 2019 A, Ref. RB (SOFR + 0.73%)(a)(b)	4.45%	07/01/2024	8,000	7,994,754
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2016, RB	5.00%	07/01/2038	2,675	2,738,003
Harris County Cultural Education Facilities Finance Corp. (Teco Project); Series 2017, Ref. RB	5.00%	11/15/2033	3,675	3,851,323
Harris County Flood Control District (Sustainability Bonds);
Series 2022 A, GO Bonds	5.00%	10/01/2034	3,000	3,464,280
Series 2022 A, GO Bonds	5.00%	10/01/2035	2,600	2,980,432
Series 2022 A, GO Bonds	5.25%	10/01/2036	2,100	2,417,759
Series 2022 A, GO Bonds	5.25%	10/01/2037	2,500	2,847,946
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(a)	4.05%	06/01/2033	4,725	4,707,312
Hays Consolidated Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2037	1,000	1,032,902
Houston (City of) TX; Series 2018 B, Ref. RB	5.00%	07/01/2043	2,000	2,077,287
Houston (City of), TX;
Series 2004 B-6, Ref. VRD RB (LOC - Sumitomo Mitsui Banking)(g)(h)	3.36%	05/15/2034	150	150,000
Series 2015 A, Ref. RB	5.00%	11/15/2036	19,740	20,075,839
Series 2016 B, Ref. RB	5.00%	11/15/2036	12,000	12,451,488
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2029	6,000	6,382,282
Kennedale Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	2,030	2,335,259
Lake Travis Independent School District; Series 2023, GO Bonds	5.00%	02/15/2039	3,375	3,692,223
Lamar Consolidated Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	11,000	11,357,524
Leander Independent School District;
Series 2014 D, Ref. GO Bonds (CEP - Texas Permanent School Fund)(f)	0.00%	08/15/2027	2,040	1,781,066
Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	3,000	3,036,485
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2019, Ref. RB	5.00%	05/15/2039	1,210	1,263,780
Magnolia Independent School District; Series 2023, GO Bonds	5.00%	08/15/2040	2,280	2,502,533
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2021, Ref. RB(c)	4.00%	08/15/2026	$ 660	$ 644,310
Series 2021, Ref. RB(c)	4.00%	08/15/2027	520	504,831
Series 2021, Ref. RB(c)	4.00%	08/15/2028	540	520,454
Series 2021, Ref. RB(c)	4.00%	08/15/2030	1,405	1,327,316
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)); Series 2022 B3, RB	4.25%	10/01/2026	3,500	3,417,943
North Texas Tollway Authority;
Series 2015 A, Ref. RB	5.00%	01/01/2034	5,000	5,068,810
Series 2017 A, Ref. RB	5.00%	01/01/2039	8,090	8,508,918
Series 2019 B, Ref. RB	5.00%	01/01/2024	2,000	2,002,767
Northwest Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	2,580	2,847,899
Pasadena Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,075	1,131,064
Pecos Barstow Toyah Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	1,300	1,383,191
Pflugerville Independent School District; Series 2023 A, GO Bonds	5.00%	02/15/2039	1,295	1,422,492
Plano Independent School District; Series 2023, GO Bonds	5.00%	02/15/2035	2,600	3,013,729
Port Aransas Independent School District; Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	1,380	1,577,680
Port Arthur (Port of), TX Navigation District; Subseries 2010, VRD RB(g)	4.01%	11/01/2040	11,825	11,825,000
Pottsboro Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	1,200	1,309,681
San Antonio (City of), TX;
Series 2014, RB(a)(d)	5.00%	02/01/2024	2,550	2,556,270
Series 2017, RB	5.00%	02/01/2033	1,000	1,068,043
Sienna Management District;
Series 2021, GO Bonds (INS - BAM)(e)	2.00%	10/15/2029	535	482,614
Series 2021, GO Bonds (INS - BAM)(e)	2.00%	10/15/2030	555	490,287
Series 2021, GO Bonds (INS - BAM)(e)	2.00%	10/15/2031	575	498,182
Series 2021, GO Bonds (INS - BAM)(e)	2.00%	10/15/2032	595	504,439
Socorro Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	2,555	2,647,540
Spring Branch Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2035	2,000	2,271,760
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2036	2,565	2,895,965
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2037	2,000	2,238,006
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2038	2,250	2,496,783
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	19,835	20,255,274
Texarkana Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,400	1,548,837
Texas (State of);
Series 2015 B, Ref. GO Bonds	5.00%	10/01/2036	2,700	2,752,711
Series 2015, Ref. GO Bonds	5.00%	10/01/2036	21,000	21,409,975
Series 2022 B, Ref. GO Bonds	5.00%	08/01/2038	3,100	3,142,561
Texas (State of) (Water Financial Assistance); Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	5,000	5,055,047
Texas (State of) Public Finance Authority;
Series 2023, RB (INS - BAM)(e)	5.25%	05/01/2036	700	768,671
Series 2023, RB (INS - BAM)(e)	5.25%	05/01/2037	500	546,178
Series 2023, RB (INS - BAM)(e)	5.25%	05/01/2038	500	539,875
Series 2023, RB (INS - BAM)(e)	5.25%	05/01/2039	565	607,681
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB	4.00%	08/15/2038	350	340,718
Series 2015 C, Ref. RB	5.00%	08/15/2031	14,275	14,362,788
Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,029,354
Series 2015 C, Ref. RB	5.00%	08/15/2034	8,250	8,296,892
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Water Development Board;
Series 2015 A, RB	5.00%	10/15/2040	$ 5,000	$ 5,111,917
Series 2017 A, RB	5.00%	10/15/2042	5,000	5,231,247
Texas (State of) Water Development Board (State Water Implementation Fund); Series 2015 A, RB	5.00%	10/15/2031	2,875	2,974,512
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	1,070	1,105,585
Trinity River Authority; Series 2017, Ref. RB	5.00%	08/01/2034	1,200	1,281,077
Waco Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	1,000	1,107,221
West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(e)	5.00%	08/15/2030	1,000	1,070,543
				379,333,314
Utah–0.53%
Salt Lake City (City of), UT; Series 2017 B, RB	5.00%	07/01/2042	6,100	6,288,464
Utah (State of) Building Ownership Authority (Master Lease Program); Series 2022, RB	5.00%	05/15/2036	2,735	3,124,040
Utah Telecommunication Open Infrastructure Agency;
Series 2022, Ref. RB	5.25%	06/01/2033	1,000	1,150,216
Series 2022, Ref. RB	5.25%	06/01/2034	1,000	1,150,088
Series 2022, Ref. RB	5.25%	06/01/2035	1,000	1,146,023
Series 2022, Ref. RB	5.25%	06/01/2037	2,770	3,114,576
				15,973,407
Vermont–0.04%
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center (The)); Series 2016 A, Ref. RB	5.00%	12/01/2032	1,120	1,153,928
Virgin Islands–0.11%
Virgin Islands (Government of) Public Finance Authority (Garvee);
Series 2015, RB(c)	5.00%	09/01/2024	1,650	1,661,374
Series 2015, RB(c)	5.00%	09/01/2025	1,500	1,507,521
				3,168,895
Virginia–0.69%
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB (INS - AGM)(e)	5.00%	07/01/2041	4,910	5,034,782
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2021 A, RB(a)(d)	5.00%	07/01/2026	5,000	5,238,766
Hampton Roads Sanitation District; Series 2016 B, Ref. VRD RB(g)	3.10%	08/01/2046	6,535	6,535,000
Virginia (Commonwealth of) Housing Development Authority; Subseries 2012 C-2, RB	3.45%	04/01/2038	4,255	3,977,673
				20,786,221
Washington–6.48%
Chelan County Public Utility District No. 1; Series 2008 B, Ref. VRD RB(g)	3.30%	07/01/2032	135	135,000
Energy Northwest (Columbia Generating Station);
Series 2014, Ref. RB	5.00%	07/01/2031	8,150	8,231,947
Series 2022, Ref. RB	5.00%	07/01/2033	16,300	18,941,055
Lewis & Thurston (Counties of), WA Centralia School District No. 401; Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	2,000	2,074,366
Seattle (City of), WA;
Series 2023 A, Ref. RB	5.00%	03/01/2039	4,260	4,773,224
Series 2023 B, Ref. VRD RB (LOC - Td Bank N.A.)(g)(h)	2.23%	11/01/2046	6,000	6,000,000
Seattle (Port of), WA;
Series 2015 B, Ref. RB	5.00%	03/01/2033	4,545	4,581,146
Series 2017, GO Bonds	5.00%	01/01/2036	4,000	4,221,074
Snohomish (County of), WA Public Utility District No. 1; Series 2015, RB	5.00%	12/01/2040	2,075	2,105,775
University of Washington; Series 2016 A, Ref. RB	5.25%	12/01/2046	10,850	11,233,587
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of);
Series 2014 E, GO Bonds	5.00%	02/01/2036	$ 15,440	$ 15,492,789
Series 2015 A-1, GO Bonds	5.00%	08/01/2026	4,860	4,915,589
Series 2015 B, GO Bonds	5.00%	02/01/2039	1,575	1,592,747
Series 2016 B, GO Bonds	5.00%	08/01/2040	2,500	2,575,752
Series 2016 B, Ref. GO Bonds	5.00%	07/01/2032	1,180	1,223,917
Series 2016 C, GO Bonds	5.00%	02/01/2036	1,425	1,473,535
Series 2017 A, COP	5.00%	07/01/2033	2,100	2,231,368
Series 2017 A, GO Bonds	5.00%	08/01/2033	1,075	1,125,878
Series 2017 A, GO Bonds	5.00%	08/01/2036	1,230	1,279,595
Series 2019 C, GO Bonds	5.00%	02/01/2024	3,760	3,771,057
Washington (State of) (Bid Group 2); Series 2022 A-2, GO Bonds	5.00%	08/01/2039	10,000	11,157,279
Washington (State of) Economic Development Finance Authority; Series 2014, Ref. RB	4.00%	06/01/2035	4,140	4,120,392
Washington (State of) Health Care Facilities Authority;
Series 2015 A, RB	5.00%	08/15/2034	2,170	2,196,715
Series 2015 B, Ref. RB	5.00%	10/01/2038	10,790	10,895,449
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(a)(b)	4.70%	01/01/2025	5,650	5,651,325
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.00%	07/01/2024	1,065	1,072,432
Washington (State of) Health Care Facilities Authority (Commonspirit Health); Series 2019 B-1, Ref. RB(a)	5.00%	08/01/2024	11,685	11,704,544
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2032	1,940	1,940,575
Series 2012 A, RB	4.00%	10/01/2034	17,500	16,667,450
Series 2012 A, RB	4.25%	10/01/2040	2,450	2,305,015
Series 2012 A, RB	5.00%	10/01/2042	21,650	21,652,611
Series 2014 D, Ref. RB	5.00%	10/01/2041	5,000	5,009,592
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	2,348	2,161,291
				194,514,071
West Virginia–0.17%
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre); Series 2023, Ref. RB(c)	5.00%	06/01/2033	1,000	1,017,601
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group);
Series 2023, RB	5.00%	06/01/2038	1,105	1,189,369
Series 2023, RB	5.00%	06/01/2039	1,125	1,204,371
West Virginia (State of) State School Building Authority; Series 2016 A, RB	5.00%	07/01/2027	1,595	1,641,621
				5,052,962
Wisconsin–0.96%
Public Finance Authority;
Series 2023, RB(c)	5.75%	07/01/2033	485	492,927
Series 2023, RB(c)	6.63%	07/01/2043	650	660,489
Southern Door County School District; Series 2023 A, GO Bonds	5.00%	03/01/2024	1,405	1,410,739
Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group);
Series 2018 B-3, Ref. RB(a)	5.00%	01/31/2024	2,495	2,499,813
Series 2018, Ref. RB(a)	5.00%	01/29/2025	4,600	4,670,866
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	3,745	3,799,679
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016, Ref. RB	5.00%	11/15/2036	5,000	5,109,341
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2032	1,000	1,000,563
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care Obligated Group); Series 2015, Ref. RB	5.00%	08/15/2039	1,535	1,540,578
Wisconsin (State of) Public Finance Authority (Barton College); Series 2018 A, RB	5.00%	03/01/2028	1,335	1,349,067
Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2041	2,000	2,067,632
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	$ 1,460	$ 1,481,218
Wisconsin Rapids School District; Series 2020, Ref. GO Bonds	5.00%	04/01/2024	1,640	1,649,529
WPPI Energy; Series 2014 A, Ref. RB	5.00%	07/01/2031	1,000	1,006,694
				28,739,135
Total Municipal Obligations (Cost $3,016,294,737)				3,028,987,520
			Shares
MuniFund Preferred Shares–0.40%
Nuveen AMT-Free Quality Municipal Income Fund; MFP, Series D (Cost $12,000,000)(a)(c)			12,000,000	12,000,000
TOTAL INVESTMENTS IN SECURITIES(i)–101.29% (Cost $3,028,294,737)				3,040,987,520
OTHER ASSETS LESS LIABILITIES–(1.29)%				(38,806,830)
NET ASSETS–100.00%				$3,002,180,690
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
MFP	– MuniFund Preferred Shares
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $115,021,998, which represented 3.83% of the Fund’s Net Assets.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Zero coupon bond issued at a discount.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2023.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2023, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Limited Term Municipal Income Fund